Property and Equipment (Tables)	11 Months Ended
Dec. 31, 2021
Noble Finance Company [Member]
Schedule of Property and Equipment, at Cost
Property and equipment, at cost, for Noble consisted of the following:

	Successor	Predecessor
	Year Ended December 31,	Year Ended December 31,
	2021	2020
Drilling equipment and facilities	$1,467,772	$4,476,960
Construction in progress	77,363	99,812
Other	10,840	200,925

Property and equipment, at cost	$1,555,975	$4,777,697